ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Comtech Broadband SZ [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products.		Sales of electronics components and related products.
Comtech Broadband [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	70.00%		70.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products.		Sales of electronics components and related products.
Comtech Communication [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note a)	[1]	Sales of electronics components and related products (note a)	[1]
Comtech Hong Kong [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note a)	[1]	Sales of electronics components and related products (note a)	[1]
Comtech Software [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products and research and development of software products (note a)	[1]	Sales of electronics components and related products and research and development of software products (note a)	[1]
Epcot [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of media communication and collaboration platforms and solutions (note a)	[1]	Provision of media communication and collaboration platforms and solutions (note a)	[1]
Shenzhen Comtech [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note b)	[2]	Sales of electronics components and related products (note b)	[2]
Shanghai Comtech [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note a)	[1]	Sales of electronics components and related products (note a)	[1]
Shanghai E T [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note c)	[3]	Sales of electronics components and related products (note c)	[3]
Huameng Prc [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services		Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services
Viewtran Prc [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of media communication and collaboration platforms and solutions		Provision of media communication and collaboration platforms and solutions
Comtech Digital [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	60.00%		60.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales and development of digital and industrial applications, microcontrollers and complementary products		Sales and development of digital and industrial applications, microcontrollers and complementary products
Comtech Industrial [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales and development of industrial applications, microcontrollers and complementary products		Sales and development of industrial applications, microcontrollers and complementary products
Mega Sky Sz [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of industrial and microcontroller based system solutions and research and development of software products		Provision of industrial and microcontroller based system solutions and research and development of software products
Mega Smart Sz [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets		Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

[1]	On October 23, 2012, the Company entered into a Sale and Purchase Agreement (the "Envision Agreement") with Envision Global Group ("Envision"), an entity owned by Jeffrey Kang, the Company's Chairman and Chief Executive Officer, pursuant to which the Company sold certain subsidiaries (the "Disposal Group"), including Comtech Communication, Comtech Hong Kong, Comtech Software and Epcot, to Envision for a total consideration of USD78,000. The transactions contemplated by the Envision Agreement closed on November 15, 2012 ("Date of Sale") and the entire purchase price was fully received in 2012. See note 7(a). In connection with the disposal, as Shanghai Comtech does not form part of the Disposal Group but its 100% equity interest is held by one of entities in the Disposal Group, the Company, through its wholly-owned subsidiary, entered into legal arrangements with the Disposal Group pursuant to which the Disposal Group agrees to hold the equity interest in Shanghai Comtech on behalf of the Company's wholly-owned subsidiary, and waive its full rights and risks of ownership of the equity interests in favour of the Company's wholly-owned subsidiary. Accordingly, the Company retains its control over Shanghai Comtech through such legal arrangements.
[2]	For the year ended December 31, 2012, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Envision.
[3]	Prior to January 1, 2012, the legal shareholders of Shanghai E&T were Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and was bound by legal arrangements, similar to those as described in note (b), with the Company's wholly-owned subsidiary relating to his holding of 5% equity interest in Shanghai E&T and agreed to hold on behalf of the Company's wholly-owned subsidiary waiving his full rights and risks of ownership of the equity interests in favor of the Company's wholly-owned subsidiary. On January 1, 2012, the Company instructed Shenzhen Comtech and Honghui Li to transfer 76% and 5% of their respective equity interest in Shanghai E&T to Shanghai Comtech. After the transfer, the legal shareholders of Shanghai E&T are Shenzhen Comtech (19%) and Shanghai Comtech (81%), subsidiaries which the Company exercises its controls through legal arrangements (see notes (a) and (b)).